Note 38 Other administrative expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Other administrative expense [Line Items]
Technology and systems	€ 666	€ 565
Communication expense	98	87
Advertising expense	129	101
Property Fixtures And Materials expense	216	190
Taxes Other Than Income Tax	170	201
Surveillance and security service expense	104	85
Other expenses	433	383
Other expense, by function	€ 1,815	€ 1,612